Summary of Significant Accounting Policies - Schedule of Cash Balances by Geographic Area (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cash Balances by Geographic Area [Line items]
Total cash	$ 2,856,309	$ 285,400
Percentage of Total cash	100.00%	100.00%
United States [Member]
Schedule of Cash Balances by Geographic Area [Line items]
Total cash	$ 2,844,522	$ 280,197
Percentage of Total cash	99.60%	98.20%
China [Member]
Schedule of Cash Balances by Geographic Area [Line items]
Total cash	$ 11,787	$ 5,203
Percentage of Total cash	0.40%	1.80%